Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax	The components of loss before income taxes are as follows:
	2020	2019
Domestic	(2,542,428)	(1,698,689)
Foreign	(6,307)	(52,222)
Loss before income taxes	(2,548,735)	(1,750,911)

Schedule of Effective Income Tax Rate Reconciliation

For the years ended December 31, 2020 and 2019, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2020	2019
Income taxes at Federal statutory rate	(21.0)%	(21.0)%
State income taxes, net of Federal income tax effect	(8.6)%	(8.6)%
Perm difference	0.0%	0.0)%
Foreign tax rate differential	(0.4)%	(0.6)%
Change in valuation allowance	30.0%	30.2%
Other	0.0%	0.0%
Income tax provision	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2020	2019
U.S. net operating loss carryforwards	2,907,000	2,894,000
Stock compensation	1,217,000	784,000
Canadian Provincial income tax losses	7,000	29,000
Canadian Provincial scientific investment tax credits	(10,000)	(4,000)
	4,121,000	3,703,000
Valuation allowance	(4,121,000)	(3,703,000)
Net deferred tax assets	-	-